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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2013 is filed herewith.

MainStay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments February 28, 2013 (Unaudited)

	Municipal Bonds 139.4% †	Principal Amount	Value
	Alabama 1.5% (1.0% of Managed Assets)
	Alabama State Docks Department, State Port Authority Docks Facilities, Revenue Bonds Series A, Insured: NATL-RE 4.50%, due 10/1/36 (a)	$3,835,000	$3,877,300
	Birmingham Jefferson Civic Center Authority, Special Tax Series A, Insured: AMBAC 4.125%, due 7/1/14	250,000	249,883
	Jefferson County, Limited Obligation School, Revenue Bonds Series A, Insured: AMBAC 4.75%, due 1/1/25	250,000	239,275
	Jefferson County, Public Building Authority, Revenue Bonds Insured: AMBAC 5.00%, due 4/1/26	4,500,000	3,766,635
			8,133,093
	Alaska 0.8% (0.6% of Managed Assets)
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	5,295,000	4,673,261

	Arizona 0.7% (0.5% of Managed Assets)
	Phoenix Industrial Development Authority, Downtown Phoenix Student LLC, Revenue Bonds
	Series A, Insured: AMBAC 4.50%, due 7/1/32	1,000,000	837,670
	Series A, Insured: AMBAC 4.50%, due 7/1/42	140,000	108,312
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	2,000,000	2,017,140
	Pima County Industrial Development Authority, PLC Charter Schools Project, Revenue Bonds 6.75%, due 4/1/36	1,075,000	1,081,289
			4,044,411
	California 29.7% (21.0% of Managed Assets)
	Big Pine Unified School District, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/40	5,050,000	1,271,388
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	3,060,000	2,810,365
	5.60%, due 6/1/36	2,575,000	2,462,009
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	2,165,000	2,621,036
¤	California State Health Facility Authority, Stanford Hospital Clinics, Revenue Bonds Series A 5.00%, due 8/15/51 (b)(c)	21,000,000	23,456,160
	California State University, Systemwide, Revenue Bonds Series A 5.00%, due 11/1/37	6,000,000	6,970,860
	Carson Redevelopment Agency, Redevelopment Project Area 1, Tax Allocation Series B, Insured: NATL-RE (zero coupon), due 10/1/25	75,000	41,360
	Centinela Valley Union High School District, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	4,680,000	729,191
	Ceres Unified School District, Cabs-Election, Unlimited General Obligation Series A (zero coupon), due 8/1/43	6,375,000	849,724
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/1/37	10,000,000	11,207,900
	Desert Community College District, Capital Appreciation, Election 2004, Unlimited General Obligation Series C, Insured: AGM (zero coupon), due 8/1/46	70,230,000	12,069,728
	El Dorado Union High School District, Unlimited General Obligation
	(zero coupon), due 8/1/36	5,080,000	1,592,072
	(zero coupon), due 8/1/37	5,220,000	1,549,505
	(zero coupon), due 8/1/38	5,420,000	1,504,484
	(zero coupon), due 8/1/39	5,625,000	1,461,825
	(zero coupon), due 8/1/40	5,830,000	1,439,777
	(zero coupon), due 8/1/41	6,050,000	1,419,814
	Fontana Unified School District, Cabs Unlimited General Obligation
	Series C (zero coupon), due 8/1/34	14,000,000	4,658,220
	Series C (zero coupon), due 8/1/40	10,000,000	2,180,900
	Series C (zero coupon), due 8/1/41	19,700,000	4,040,864
	Series C (zero coupon), due 8/1/42	18,600,000	3,592,776
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds (zero coupon), due 1/15/31	5,000,000	1,725,700
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/31	9,950,000	3,475,336
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/47	10,550,000	8,958,638
	Series A-2 5.30%, due 6/1/37	5,000,000	4,561,150
	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A, Insured: AGC-ICC, FGIC 5.00%, due 6/1/35 (b)(c)	16,110,000	16,943,048
	Insured: AGM, AMBAC, FSA 5.00%, due 6/1/45	3,020,000	3,168,705
	Inglewood Public Financing Authority, Cabs-Lease, Revenue Bonds
	(zero coupon), due 8/1/30	2,530,000	782,909
	(zero coupon), due 8/1/31	2,530,000	721,252
	Kings Canyon Joint Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,700,000	2,540,702
	Lancaster Financing Authority, Subordinated Project No. 5 & 6, Redevelopment Projects, Tax Allocation Series B, Insured: FGIC, NATL-RE 4.625%, due 2/1/24	215,000	209,681
	Marysville Joint Unified School District, Capital Project, Certificates of Participation
	Insured: AGM (zero coupon), due 6/1/25	1,850,000	1,009,933
	Insured: AGM (zero coupon), due 6/1/27	2,445,000	1,173,624
	Insured: AGM (zero coupon), due 6/1/33	2,800,000	882,728
	Insured: AGM (zero coupon), due 6/1/34	2,820,000	832,492
	Insured: AGM (zero coupon), due 6/1/38	2,820,000	630,326
	Insured: AGM (zero coupon), due 6/1/39	2,820,000	590,564
	Insured: AGM (zero coupon), due 6/1/40	2,820,000	553,679
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/41	16,780,000	3,013,688
	Oakland Unified School District, Election 2000, Unlimited General Obligation Insured: NATL-RE 4.50%, due 8/1/30	10,000,000	10,078,500
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/50	20,190,000	2,173,453
	Pittsburg Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/40	1,640,000	362,588
	Richland School District, Unlimited General Obligation Series C, Insured: AGM (zero coupon), due 8/1/49	5,000,000	729,950
	San Bernardino City Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/31	5,000,000	1,906,150
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/22	215,000	139,509
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	250,000	137,913
	Series A, Insured: NATL-RE (zero coupon), due 1/15/31	150,000	58,971
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	900,000	897,255
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	455,000	455,009
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Series C, Insured: NATL-RE 3.75%, due 8/1/28	2,220,000	2,031,544
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: FGIC, NATL-RE 4.25%, due 9/1/14	50,000	49,597
	Insured: FGIC, NATL-RE 4.50%, due 9/1/17	100,000	97,571
	Insured: FGIC, NATL-RE 4.80%, due 9/1/20	105,000	101,090
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.25%, due 9/1/31	630,000	488,741
	Series A, Insured: RADIAN 5.25%, due 9/1/34	2,900,000	2,179,321
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	165,000	163,809
	Stockton, California Unified School District, Unlimited General Obligation
	Series D, Insured: AGM (zero coupon), due 8/1/35	3,165,000	1,057,426
	Series D, Insured: AGM (zero coupon), due 8/1/40	13,930,000	3,585,861
			166,398,371
	Colorado 0.1% (0.0%‡ of Managed Assets)
	E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/29	660,000	285,252

	Florida 7.9% (5.6% of Managed Assets)
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	20,000,000	20,726,800
¤	County of Miami-Dade FL Transit System Sales Surtax Revenue, Sales Tax, Revenue Bonds 5.00%, due 7/1/42 (b)(c)	21,000,000	23,642,220
			44,369,020
	Georgia 0.1% (0.1% of Managed Assets)
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 6.25%, due 6/15/20	475,000	501,386

	Guam 2.7% (1.9% of Managed Assets)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	500,000	444,885
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	13,030,000	14,461,345
			14,906,230
	Hawaii 2.8% (2.0% of Managed Assets)
	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds Series A, Insured: FGIC 4.65%, due 3/1/37 (a)	15,510,000	15,908,762
	Illinois 8.0% (5.6% of Managed Assets)
	Chicago, Unlimited General Obligation Series C 5.00%, due 1/1/40 (b)(c)	19,570,000	21,156,148
	Illinois Finance Authority Revenue, Lake Forest College, Revenue Bonds
	Series A 5.00%, due 10/1/22	500,000	543,640
	Series A 5.75%, due 10/1/32	1,000,000	1,100,550
¤	Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds Series B 5.00%, due 6/15/52 (b)(c)	20,000,000	21,952,576
			44,752,914
	Indiana 1.1% (0.8% of Managed Assets)
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	1,290,000	1,135,690
	City of Carmel, Barrington Carmel Project, Revenue Bonds
	Series A 7.00%, due 11/15/32	1,650,000	1,824,983
	Series A 7.125%, due 11/15/42	3,000,000	3,294,030
			6,254,703
	Iowa 2.0% (1.4% of Managed Assets)
	Coralville Urban Renewal Revenue, Tax Increment, Tax Allocation Series C 5.00%, due 6/1/47	4,220,000	4,269,501
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds
	Series B 5.50%, due 10/1/31	2,105,000	2,090,349
	5.55%, due 10/1/37	4,680,000	4,581,439
			10,941,289
	Kansas 2.0% (1.4% of Managed Assets)
	Wyandotte County-Kansas City Unified Government, Capital Appreciation, Sales Tax, Revenue Bonds (zero coupon), due 6/1/21	17,175,000	11,440,268

	Louisiana 3.3% (2.3% of Managed Assets)
	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp., Revenue Bonds Insured: AGM 4.00%, due 10/1/31	1,000,000	1,020,800
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Revenue Bonds Insured: CIFG 4.50%, due 7/1/37	11,500,000	11,774,965
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	405,000	355,983
	Series A, Insured: CIFG 5.00%, due 7/1/22	1,105,000	1,119,166
	Series A, Insured: CIFG 5.00%, due 7/1/24	1,200,000	1,209,828
	Series A, Insured: CIFG 5.00%, due 7/1/30	2,870,000	2,833,781
			18,314,523
	Massachusetts 0.0%‡ (0.0%‡ of Managed Assets)
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	150,000	150,384
	Massachusetts Port Authority Facilities, Delta Airlines, Inc. Project, Revenue Bonds Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)	50,000	50,500
			200,884
	Michigan 7.8% (5.5% of Managed Assets)
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	12,000,000	13,154,160
	Detroit, Michigan Water Supply System, Revenue Bonds Series A 5.75%, due 7/1/37	5,000,000	5,617,000
	Michigan Finance Authority, Limited Obligation, Public School Academy, University Learning, Revenue Bonds 7.375%, due 11/1/30	2,920,000	3,376,980
	Michigan Finance Authority, Public School Academy, Revenue Bonds 7.50%, due 11/1/40	2,745,000	3,169,322
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
	8.00%, due 4/1/30	1,195,000	1,354,891
	8.00%, due 4/1/40	500,000	563,485
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 5.125%, due 6/1/22	6,575,000	6,086,477
	Series A 6.00%, due 6/1/34	5,000,000	4,664,550
	Series A 6.00%, due 6/1/48	5,935,000	5,479,667
			43,466,532
	Missouri 0.5% (0.4% of Managed Assets)
	St. Louis County Industrial Development Authority, Nazareth Living Center, Revenue Bonds
	5.875%, due 8/15/32	750,000	770,797
	6.125%, due 8/15/42	2,120,000	2,176,880
			2,947,677
	Nebraska 4.1% (2.9% of Managed Assets)
¤	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (b)(c)	20,000,000	22,662,800

	Nevada 2.3% (1.6% of Managed Assets)
	City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28 ©	12,500,000	12,907,125

	New Hampshire 0.3% (0.2% of Managed Assets)
	Manchester Housing & Redevelopment Authority Inc., Revenue Bonds Series B, Insured : ACA (zero coupon), due 1/1/24	4,740,000	1,652,411

	New Jersey 4.7% (3.3% of Managed Assets)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.125%, due 9/15/23 (a)	1,740,000	1,787,780
	5.25%, due 9/15/29 (a)	6,620,000	6,751,540
	7.00%, due 11/15/30 (a)	2,500,000	2,510,000
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds
	Series A 4.75%, due 6/15/32 (a)	1,000,000	1,064,090
	Series A 5.00%, due 6/15/37 (a)	1,000,000	1,075,340
	New Jersey Healthcare Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds Series B (zero coupon), due 7/1/36	100,000	31,586
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	15,000,000	13,284,150
			26,504,486
	New Mexico 4.0% (2.8% of Managed Assets)
¤	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds Series A 5.00%, due 8/1/42 (b)(c)	20,000,000	22,245,972

	New York 2.2% (1.5% of Managed Assets)
	Niagara Area Development Corp., Covanta Energy Project, Revenue Bonds 5.25%, due 11/1/42 (a)	2,000,000	2,098,560
	Port Authority of New York & New Jersey, Consolidated One Hundred Seventy, Revenue Bonds 4.00%, due 7/15/31 (a)	9,660,000	10,196,710
			12,295,270
	Ohio 12.5% (8.8% of Managed Assets)
¤	American Municipal Power, Inc., AMP Fremont Energy Center Project, Revenue Bonds Series B 5.00%, due 2/15/42 (b)(c)	20,945,000	23,216,641
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.875%, due 6/1/30	2,300,000	2,059,742
	Series A-2 5.875%, due 6/1/47	10,690,000	9,381,651
	Series A-2 6.00%, due 6/1/42	5,915,000	5,262,221
	Franklin County Ohio Hospital Facilities, Nationwide Children Hospital Project, Revenue Bonds Series A 5.00%, due 11/1/42 (b)(c)	15,570,000	17,382,036
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	6,700,000	7,360,620
	6.00%, due 12/1/42	5,000,000	5,549,150
			70,212,061
	Pennsylvania 7.1% (5.0% of Managed Assets)
	Harrisburg Parking Authority, Packaging Revenue, Revenue Bonds
	Series O, Insured: AMBAC 5.00%, due 8/1/14	145,000	143,837
	Series O, Insured: AMBAC 5.00%, due 8/1/16	60,000	58,907
	Harrisburg, Capital Appreciation, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	95,000	49,989
	Pennsylvania State Turnpike Commission, Revenue Bonds Series D 5.125%, due 12/1/40 (b)(c)	19,025,000	20,649,701
	Philadelphia Authority Industrial Development, Please Touch Museum Project, Revenue Bonds 5.25%, due 9/1/31	2,500,000	2,473,750
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Revenue Bonds
	Series A 5.00%, due 7/1/34	2,000,000	2,076,860
	Series A 5.625%, due 7/1/36	5,975,000	6,648,920
	Series A 5.625%, due 7/1/42	6,800,000	7,514,272
			39,616,236
	Texas 13.2% (9.3% of Managed Assets)
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds 5.00%, due 8/15/42	4,750,000	5,179,780
	Dallas / Fort Worth International Airport, Revenue Bonds Series G 5.00%, due 11/1/33	7,395,000	8,372,101
	Harris County Cultural Education Facilities Finance Corp., Baylor Medical College, Revenue Bonds 5.00%, due 11/15/37	6,750,000	7,717,815
	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13	250,000	240,803
	Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	21,316
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	200,000	61,672
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	360,000	121,615
	Series H, Insured: NATL-RE (zero coupon), due 11/15/35	390,000	104,735
	Series H, Insured: NATL-RE (zero coupon), due 11/15/37	200,000	47,222
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	125,000	27,731
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	865,000	193,224
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	550,000	551,391
	Houston Higher Education Finance Corp., Cosmos Foundation, Revenue Bonds Series A 5.00%, due 2/15/42	5,000,000	5,319,200
	Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Revenue Bonds 5.25%, due 11/1/40	6,040,000	6,634,819
	Newark Cultural Education Facilities Finance Corp., A. W. Brown-Fellowship Leadership Academy, Revenue Bonds
	Series A 6.00%, due 8/15/32	1,130,000	1,191,461
	Series A 6.00%, due 8/15/42	3,640,000	3,821,272
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/28	5,500,000	6,042,520
	5.00%, due 12/15/29 (b)(c)	20,200,000	22,106,072
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/35	23,750,000	6,270,712
			74,025,461
	U.S. Virgin Islands 2.6% (1.8% of Managed Assets)
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes
	Series A 5.00%, due 10/1/27	3,000,000	3,393,120
	Series A 5.00%, due 10/1/32	10,000,000	10,960,900
			14,354,020
	Vermont 0.3% (0.2% of Managed Assets)
	Vermont State Student Assistance Corp., Revenue Bonds Series A 5.10%, due 6/15/32 (a)	1,600,000	1,665,200

	Virginia 10.0% (7.1% of Managed Assets)
¤	Fairfax County Industrial Development Authority, Healthcare-Inova Health System, Revenue Bonds 5.00%, due 5/15/40 (b)(c)	18,770,000	21,374,473
¤	Norfolk Economic Development Authority, Health Care Facilities, Sentara Healthcare, Revenue Bonds Series B 5.00%, due 11/1/43 (b)(c)	19,575,000	22,146,514
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	13,380,000	11,125,069
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (a)	1,300,000	1,511,939
			56,157,995
	Washington 3.9% (2.7% of Managed Assets)
¤	Washington State Healthcare Facility Authority, Providence Health & Services, Revenue Bonds Series A 5.00%, due 10/1/42 (b)(c)	19,335,000	21,688,427

	West Virginia 0.3% (0.2% of Managed Assets)
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	1,665,000	1,567,115

	Wisconsin 0.9% (0.7% of Managed Assets)
	Public Finance Authority, Airport Facilities, Revenue Bonds 5.00%, due 7/1/42 (a)	5,000,000	5,196,000

	Total Investments (Cost $750,633,156) (g)	139.4%	780,289,155
	Floating Rate Note Obligations (d)	(29.3)	(164,040,000)
	Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(12.5)	(70,000,000)
	Other Assets, Less Liabilities	2.4	13,511,299
	Net Assets Applicable to Common Shares	100.0%	$559,760,454

	Futures Contracts 0.0% ‡	Contracts Short	Unrealized Appreciation (Depreciation) (e)
	United States Treasury Note June 2013 (10 Year) (f)	(750)	$(13,594)
	Total Futures Contracts Short (Settlement Value $98,660,156)		$(13,594)

¤	Among the Fund's 10 largest holdings or issuers held, as of February 28, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets applicable to Common Shares, unless otherwise noted.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange the Fund acquired TOB Residuals and cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Proceeds received from TOB transactions.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of February 28, 2013.
(f)	As of February 28, 2013, cash in the amount of $825,000 is on deposit with a broker for futures transactions.
(g)	As of February 28, 2013, cost is $750,633,156 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$30,037,440
Gross unrealized depreciation	(381,441)
Net unrealized appreciation	$29,655,999

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued).

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGC-ICC	-Assured Guaranty Corporation—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.
RADIAN	-Radian Asset Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

b

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$780,289,155	$—	$780,289,155
Total Investments in Securities	$—	$780,289,155	$—	$780,289,155

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(13,594)	$—	$—	$(13,594)
Total Other Financial Instruments	$(13,594)	$—	$—	$(13,594)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for this security reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2013 Unaudited

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board has adopted procedures for the valuation of the Fund's securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadviser of the Fund.

To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of February 28, 2013, for the Fund's investments are included at the end of the Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended February 28, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2013, the Fund did not hold any securities that were fair valued in such a manner.

Municipal Debt securities are valued at the evaluated mean prices based on observable inputs supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their respective net asset value ("NAV") as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: April 26, 2013

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: April 26, 2013